Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impact of new accounting policy on allowance for credit loss
The following table shows the overall adjustments recognized for each individual line item (in thousands).

	December 31, 2019	ASU 2016-13 adjustment	January 1, 2020
Allowance for credit losses
Accounts receivable, net	$126,081	$(3,383)	$122,698
Accounts receivable and financing receivables, net classified as assets held for sale (1)	134,635	(3,273)	131,362

Total assets	2,691,864	(6,656)	2,685,208
Shareholders’ equity
Accumulated deficit	(544,137)	(6,656)	(550,793)
Note (1): Of the total adjustment of $3.3 million, $2.5 million was related to financing receivables.

Schedule of accounts notes loans and financing receivable
Accounts receivable, net, as of December 31, 2019 and 2020 consisted of the following (in thousands):

	As of December 31,
	2019	2020
Accounts receivable, net
Accounts receivable	$130,037	$94,528
Less: Allowance for credit losses	(3,956)	(7,007)

	$126,081	$87,521

Accounts receivable current overdue details
The following table presents the aging analysis of accounts receivable as of December 31, 2019 and 2020 (in thousands):

	As of December 31,
	2019	2020
Less than 179 days	$113,173	$78,805
180-359 days	6,516	7,569
360 days and greater	10,348	8,154

Total	130,037	94,528

Accounts receivable allowance for credit loss
The movement of allowance for credit losses for the years ended December 31, 2018, 2019 and 2020 was as follows (in thousands):

	For the year ended December 31,
	2018	2019	2020
Balance at the beginning of year	$4,487	$7,574	$3,956
Changes on initial application of ASU 2016-13 (1)	0	0	3,383
Additional allowance for credit losses, net of recoveries	5,449	4,724	2,419
Write-offs	(1,940)	(8,237)	(3,231)
Exchange difference	(422)	(105)	480

Balance at the end of year	7,574	3,956	7,007
Note (1): The Company adopted ASU
2016-13
using the modified retrospective transition approach. The adjustments arising from the new CECL model are recognized in the opening Consolidated Balance Sheet on January 1, 2020.
Estimated useful lives of fixed assets

Fixed Assets	Estimated Useful Lives (years)
Office buildings	36-47
Leasehold improvements	Lesser of term of the lease or the estimated useful lives of the assets
Vehicles	4-10
Office furniture	5
Computer equipment and hardware	2-5

Estimated useful lives of intangible assets

Intangible Assets	Estimated Useful Lives (years)
Purchased video content	1 month to 2 years
Computer software	1-5
Developed technologies	3-10
Domain names and trademarks	4-30
Operating rights for licensed games	over the contract terms

ASC 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues disaggregated by products and services

	Year Ended December 31, 2018 (in thousands)
	Sohu	Changyou	Total
Brand advertising:
Sohu Media Portal	$127,612	0	127,612
Sohu Video	53,886	0	53,886
Focus	31,144	0	31,144
17173.com Website	0	19,697	19,697
Online games:
PC games	0	236,743	236,743
Mobile games	0	151,737	151,737
Other games	0	1,308	1,308
Others	61,974	6,074	68,048

Total	$274,616	415,559	690,175

	Year Ended December 31, 2019 (in thousands)
	Sohu	Changyou	Total
Brand advertising:
Sohu Media Portal	$94,692	0	94,692
Sohu Video	34,529	0	34,529
Focus	32,120	0	32,120
17173.com Website	0	13,715	13,715
Online games:
PC games	0	267,752	267,752
Mobile games	0	172,718	172,718
Other games	0	432	432
Others	57,082	763	57,845

Total	$218,423	455,380	673,803

	Year Ended December 31, 2020 (in thousands)
	Sohu	Changyou	Total
Brand advertising:
Sohu Media Portal	$86,293	0	86,293
Sohu Video	25,312	0	25,312
Focus	23,281	0	23,281
17173.com Website	0	11,640	11,640
Online games:
PC games	0	353,737	353,737
Mobile games	0	182,947	182,947
Other games	0	0	0
Others	66,658	22	66,680
Total	$201,544	548,346	749,890

Sogou Inc. [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of accounts notes loans and financing receivable
The accounts receivable and financing receivables, net, classified as assets held for sale as of December 31, 2019 and 2020 consisted of the following (in thousands):

	As of December 31,
	2019	2020
Accounts receivable	$77,210	$35,975
Financing receivables	66,858	41,911
Less: Allowance for credit losses (1)	(12,255)	(6,700)

	$131,813	$71,186
Note (1): The allowance for credit losses related to financing receivables was $6.4 million as of December 31, 2020.
Accounts receivable allowance for credit loss
The movement of allowance for credit losses for the years ended December 31, 2018, 2019 and 2020 was as follows (in thousands):

	For the year ended December 31,
	2018	2019	2020
Beginning balance	$384	$7,511	$12,255
Change on initial application of ASU 2016-13 (1)	0	0	3,273
Additional allowance for credit losses, net of recoveries	9,119	15,620	3,049
Write-offs	(1,908)	(11,741)	(12,517)
Exchange difference	(84)	865	640

Balance at the end of year	$7,511	$12,255	$6,700
Note (1): The Group adopted ASU
2016-13
using the modified retrospective transition approach. The adjustments arising from the new CECL model are recognized in the opening consolidated balance sheet on January 1, 2020.

Financing receivables current details of due period
The following table summarizes the
past-due
status of the principle of financing receivables classified as assets held for sale as of December 31, 2019 and 2020 (in thousands):

	1 - 30 Days Past Due	31 - 60 Days Past Due	6 1 - 9 0 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total
December 31, 2019
Financing receivables by origination year
2018	$0	$0	$0	$0	$0	$1,744	$1,744
2019	10,606	1,635	1,176	1,709	15,126	49,988	65,114

Total	10,606	1,635	1,176	1,709	15,126	51,732	66,858
December 31, 2020
Financing receivables by origination year
2018	$0	$0	$0	$0	$0	$1,081	$1,081
2019	1	1	2	0	4	182	186
2020	7,037	576	548	501	8,662	31,982	40,644

Total	$7,038	$577	$550	$501	$8,666	$33,245	$41,911